Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 85,568		$ 100,708		$ 101,548
Profit (loss) for the year		8,487	[2]	(20,729)	[1]	4,190	[2]
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(870)		(2,187)		2,416
Cash flow hedges and costs of hedging (including reclassifications)		(210)		91		55
Share of items relating to equity-accounted entities, net of tax	[2]	44		312		82
Other		1		71		(64)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		3,099		65		171
Costs of hedges that will subsequently be transferred to the balance sheet		1		7		(3)
Total comprehensive income		10,552	[1]	(22,370)	[2]	6,847	[2]
Dividends	[1],[3]	(4,627)		(6,605)		(7,142)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(10)		6		23
Repurchase of ordinary share capitalc	[1]	(3,151)	[4]	(776)		(1,511)
Share-based payments, net of tax	[1]	632		726		719
Share of equity-accounted entities’ changes in equity, net of tax	[1]	556		1,341		5
Issue of perpetual hybrid bonds	[1]	924		11,861
Payments on issue of perpetual hybrid bonds	[1]	(499)		(89)
Tax on issue of perpetual hybrid bonds	[1]	0		3
Transactions involving non-controlling interests, net of tax	[1]	494		763		549
Equity outstanding, end of period	[1]	90,439		85,568		100,708
Proceeds from disposals of fixed assets		1,145		491		500
Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					101,218
UK
Items that will not be reclassified to profit or loss
Proceeds from disposals of fixed assets				500
NEW ZEALAND
Items that will not be reclassified to profit or loss
Proceeds from disposals of fixed assets				200
Share Capital And Capital Reserve [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	46,701		46,525		46,352
Items that will not be reclassified to profit or loss
Dividends		0		0		0
Repurchase of ordinary share capitalc		0		0		0
Share-based payments, net of tax	[1]	170		176		173
Equity outstanding, end of period	[1]	46,871		46,701		46,525
Share Capital And Capital Reserve [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					46,352
Issued capital [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		5,383		5,404		5,402
Items that will not be reclassified to profit or loss
Dividends		0		0		52
Repurchase of ordinary share capitalc		(177)		(30)		(59)
Share-based payments, net of tax		9		9		9
Equity outstanding, end of period		5,215		5,383		5,404
Issued capital [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						5,402
Share premium [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,584		12,417		12,305
Items that will not be reclassified to profit or loss
Dividends		0		0		(52)
Share-based payments, net of tax		161		167		164
Equity outstanding, end of period		12,745		12,584		12,417
Share premium [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						12,305
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		1,528		1,498		1,439
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capitalc		177		30		59
Equity outstanding, end of period		1,705		1,528		1,498
Capital redemption reserve [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						1,439
Merger reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206		27,206		27,206
Items that will not be reclassified to profit or loss
Equity outstanding, end of period		27,206		27,206		27,206
Merger reserve [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						27,206
Treasury shares [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(13,224)		(14,412)		(15,767)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	600		1,188		1,355
Equity outstanding, end of period	[1]	(12,624)		(13,224)		(14,412)
Treasury shares [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					(15,767)
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(8,719)		(6,495)		(8,902)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(846)		(2,224)		2,407
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	(846)		(2,224)		2,407
Payments on issue of perpetual hybrid bonds	[1]	(7)
Equity outstanding, end of period	[1]	(9,572)		(8,719)		(6,495)
Reserve of exchange differences on translation [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					(8,902)
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(708)		(752)		(777)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		(134)		31		5
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		1		7		(3)
Total comprehensive income		(133)		38		2
Cash flow hedges transferred to the balance sheet, net of tax		(10)		6		23
Equity outstanding, end of period		(851)		(708)		(752)
Reserve of cash flow hedges [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						(777)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(100)		(160)		(210)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		(76)		60		50
Items that will not be reclassified to profit or loss
Total comprehensive income		(76)		60		50
Equity outstanding, end of period		(176)		(100)		(160)
Reserve of change in value of foreign currency basis spreads [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						(210)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(808)		(912)		(987)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		(210)		91		55
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		1		7		(3)
Total comprehensive income	[1]	(209)		98		52
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(10)		6		23
Equity outstanding, end of period	[1]	(1,027)		(808)		(912)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					(987)
Retained earnings [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	47,300		73,706		78,748
Profit (loss) for the year	[1]	7,565		(20,305)		4,026
Items that may be reclassified subsequently to profit or loss
Share of items relating to equity-accounted entities, net of tax		44		312		82
Other		1		71		(64)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		3,099		65		171
Total comprehensive income	[1]	10,709		(19,857)		4,215
Dividends	[1],[3]	(4,316)		(6,367)		(6,929)
Repurchase of ordinary share capitalc	[1]	(3,151)	[4]	(776)		(1,511)
Share-based payments, net of tax	[1]	(138)		(638)		(809)
Share of equity-accounted entities’ changes in equity, net of tax	[1]	556		1,341		5
Issue of perpetual hybrid bonds	[1]	(26)		(48)
Tax on issue of perpetual hybrid bonds	[1]	0		3
Transactions involving non-controlling interests, net of tax	[1]	881		(64)		316
Equity outstanding, end of period	[1]	51,815		47,300		73,706
Retained earnings [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					78,419
Equity attributable to owners of parent [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	71,250		98,412		99,444
Profit (loss) for the year	[1]	7,565		(20,305)		4,026
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(846)		(2,224)		2,407
Cash flow hedges and costs of hedging (including reclassifications)		(210)		91		55
Share of items relating to equity-accounted entities, net of tax		44		312		82
Other		1		71		(64)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset		3,099		65		171
Costs of hedges that will subsequently be transferred to the balance sheet		1		7		(3)
Total comprehensive income	[1]	9,654		(21,983)		6,674
Dividends	[1],[3]	(4,316)		(6,367)		(6,929)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(10)		6		23
Repurchase of ordinary share capitalc	[1]	(3,151)	[4]	(776)		(1,511)
Share-based payments, net of tax	[1]	632		726		719
Share of equity-accounted entities’ changes in equity, net of tax	[1]	556		1,341		5
Issue of perpetual hybrid bonds	[1]	(26)		(48)
Payments on issue of perpetual hybrid bonds	[1]	(7)
Tax on issue of perpetual hybrid bonds	[1]	0		3
Transactions involving non-controlling interests, net of tax	[1]	881		(64)		316
Equity outstanding, end of period	[1]	75,463		71,250		98,412
Equity attributable to owners of parent [member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					99,115
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		12,076	[1]	0		0
Profit (loss) for the year		507	[1]	256	[1]	0
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	507		256
Issue of perpetual hybrid bonds	[1]	950		11,909
Payments on issue of perpetual hybrid bonds	[1]	(492)		(89)
Equity outstanding, end of period		13,041	[1]	12,076	[1]	0
Non-controlling interests, hybrid bonds [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						0
Non-controlling interests, other interest [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	2,242		2,296		2,104
Profit (loss) for the year	[1]	415		(680)		164
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)		(24)		37		9
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	391		(643)		173
Dividends	[1],[3]	(311)		(238)		(213)
Transactions involving non-controlling interests, net of tax	[1]	(387)		827		233
Equity outstanding, end of period	[1]	$ 1,935		$ 2,242		2,296
Non-controlling interests, other interest [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]					2,103
IFRS 16 Leases [Member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						(330)
IFRS 16 Leases [Member] | Retained earnings [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						(329)
IFRS 16 Leases [Member] | Equity attributable to owners of parent [member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						(329)
IFRS 16 Leases [Member] | Non-controlling interests, other interest [Member] | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period						$ (1)
Discontinued operations [member]
Items that will not be reclassified to profit or loss
Proportion of ownership interest in joint operation						49.00%

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.
[3]	See Note 9 for further information.
[4]	See Note 30 for further information.